Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
6
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
59,110,973.83
657,500,000.00
657,500,000.00
118,600,000.00
Principal
Payment
59,110,973.83
427,267.12
0.00
0.00
Ending
Balance
0.00
657,072,732.88
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
135.731283
0.649836
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.999350
1.000000
1.000000
1,492,710,973.83
1,433,172,732.88
59,538,240.95
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,540,636,681.32
160,383,648.96
1,701,020,330.28
47,925,707.49
1,481,098,440.37
154,128,419.80
1,635,226,860.17
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
4.241667
3.758333
3.591667
Interest & Principal
Payment
59,110,973.83
3,216,162.95
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
135.731283
4.891503
3.758333
3.591667
$65,224,212.62
T
otal
$5,685,971.67

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
71,956,526.1
1
0.00
71,956,526.1
1
62,875,482.69
7,099,731.47
1,379,003.28
358,286.49
0.00
0.00
244,022.18
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,417,516.94
0.00
0.00
5,685,971.67
0.00
0.00
59,538,240.95
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
71,956,526.1
1
5,314,796.55
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,417,516.94
0.00
0.00
0.00
1,417,516.94
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,685,971.67
5,685,971.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
59,538,240.95
0.00
0.00
0.00
59,538,240.95
Aggregate Principal Distributabl
e
Amount
59,538,240.95
59,538,240.95
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,165.24
227,856.94
244,022.18
4,792,570.75
0.00
16,165.24
16,165.24
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
4.92%
47.80
20.13
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,701,020,330.28
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,635,226,860.17
46,813
47,968
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
38,450,007.19
24,425,475.50
0.00
2,917,987.42
Pool Factor
77.22%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
46,813
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.18%
0.62%
0.14%
0.06%
100.00%
1,621,762,337.02
10,132,227.60
2,349,089.46
983,206.09
1,635,226,860.17
46,563
191
42
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.204%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,338.02
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.605%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
4,444,784.72
1,189,881.72
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
67
310
Losses
(1)
Amount
2,917,987.42
1,378,792.49
349,313.21
Number of Receivables
Number of Receivables
Amount
13,166,967.44
7,374,736.73
1,347,445.99
Current
Cumulative
0.210%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.856%
Prior Collection Period
0.442 % Second Prior
Collection
Period
0.778
%
Third
Prior
Collection
Period
0.346%